Assets pledged, collateral received and assets transferred	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Assets pledged, collateral received and assets transferred

17	Assets pledged, collateral received and assets transferred
Assets pledged

Financial assets pledged as collateral
	2020	2019
	$m	$m
Treasury bills and other eligible securities	12,774	14,034
Loans and advances to banks	236	1,975
Loans and advances to customers	43,168	26,017
Debt securities	67,312	60,995
Equity securities	26,101	24,626
Other	60,810	50,231
Assets pledged at 31 Dec	210,401	177,878
Assets pledged as collateral include all assets categorised as encumbered in the disclosure on page 78 of the Pillar 3 Disclosures at 31 December 2020.
The amount of assets pledged to secure liabilities may be greater than the book value of assets utilised as collateral. For example, in the case of securitisations and covered bonds, the amount of liabilities issued plus mandatory over-collateralisation is less than the book value of the pool of assets available for use as collateral. This is also the case where assets are placed with a custodian or a settlement agent that has a floating charge over all the assets placed to secure any liabilities under settlement accounts.
These transactions are conducted under terms that are usual and customary for collateralised transactions including, where relevant, standard securities lending and borrowing, repurchase agreements and derivative margining. HSBC places both cash and non-cash collateral in relation to derivative transactions.
Hong Kong currency notes in circulation are secured by the deposit of funds in respect of which the Hong Kong Government certificates of indebtedness are held.

Financial assets pledged as collateral which the counterparty has the right to sell or repledge
	2020	2019
	$m	$m
Trading assets	64,225	63,163
Financial investments	16,915	10,782
At 31 Dec	81,140	73,945
Collateral received
The fair value of assets accepted as collateral relating primarily to standard securities lending, reverse repurchase agreements, swaps of securities and derivative margining that HSBC is permitted to sell or repledge in the absence of default was $447,101m (2019: $468,798m). The fair value of any such collateral sold or repledged was $246,520m (2019: $304,261m).
HSBC is obliged to return equivalent securities. These transactions are conducted under terms that are usual and customary to standard securities lending, reverse repurchase agreements and derivative margining.
Assets transferred
The assets pledged include transfers to third parties that do not qualify for derecognition, notably secured borrowings such as debt securities held by counterparties as collateral under repurchase agreements and equity securities lent under securities lending agreements, as well as swaps of equity and debt securities. For secured borrowings, the transferred asset collateral continues to be recognised in full while a related liability, reflecting the Group’s obligation to repurchase the assets for a fixed price at a future date, is also recognised on the balance sheet. Where securities are swapped, the transferred asset continues to be recognised in full. There is no associated liability as the non-cash collateral received is not recognised on the balance sheet. The Group is unable to use, sell or pledge the transferred assets for the duration of the transaction, and remains exposed to interest rate risk and credit risk on these pledged assets. With the exception of ‘Other sales’ in the following table, the counterparty’s recourse is not limited to the transferred assets.

Transferred financial assets not qualifying for full derecognition and associated financial liabilities
	Carrying amount of:		Fair value of:
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	$m	$m	$m	$m	$m
At 31 Dec 2020
Repurchase agreements	52,413	51,092
Securities lending agreements	38,364	124
Other sales (recourse to transferred assets only)	3,564	3,478	3,619	3,564	55

At 31 Dec 2019
Repurchase agreements	45,831	45,671
Securities lending agreements	35,122	3,225
Other sales (recourse to transferred assets only)	2,971	2,885	2,974	2,897	77